SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS  — March 31, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES — 4.3%
Credit Card Receivables — 0.2%
Capital One Multi-Asset Execution Trust
Series 2025-A3, Class A 4.65%, 10/15/2037	$1,900,000	$1,875,838
Other Asset Backed Securities — 4.1%
720 East CLO VIII, Ltd. FRS
Series 2025-8A, Class A1 5.39%, (TSFR3M+1.31%), 07/20/2038*	6,080,000	6,078,985
AGL CLO, Ltd. FRS
Series 2025-44A, Class A 4.98%, (TSFR3M+1.15%), 10/22/2037*	5,400,000	5,378,400
AMMC CLO, Ltd. FRS
Series 2024-30A, Class A1R 4.82%, (TSFR3M+1.23%), 04/15/2039*	2,440,000	2,433,614
Arini US CLO III, Ltd. FRS
5.19%, (TSFR3M+1.27%), 01/15/2039*	3,630,000	3,622,163
CARLYLE US CLO, Ltd. FRS
Series 2021-8A, Class A1R 4.94%, (TSFR3M+1.27%), 10/15/2038*	5,825,000	5,826,765
Diameter Capital CLO 10, Ltd. FRS
Series 2025-10A, Class A 4.98%, (TSFR3M+1.31%), 04/20/2038*	6,110,000	6,119,086
Diameter Capital Clo 2, Ltd. FRS
Series 2021-2A, Class A1R 5.06%, (TSFR3M+1.39%), 10/15/2037*	4,860,000	4,863,057
Regatta XVI Funding, Ltd. FRS
Series 2019-2A, Class A1R2 4.84%, (TSFR3M+1.19%), 04/15/2039*	2,650,000	2,642,845
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A 5.00%, 09/15/2048*	6,098,000	6,080,687
Symphony CLO 36, Ltd. FRS
Series 2025-52A, Class AR 4.82%, (TSFR3M+1.15%), 01/20/2036*	4,300,000	4,291,516
		47,337,118
Total Asset Backed Securities (cost $51,102,423)		49,212,956
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.3%
Commercial and Residential — 5.7%
ALA Trust FRS
Series 2025-OANA, Class A 5.42%, (TSFR1M+1.74%), 06/15/2040*	2,900,000	2,907,250
Angel Oak Mtg. Trust VRS
Series 2019-6, Class A1 2.62%, 11/25/2059*(1)	25,551	25,352
BMARK VRS
Series 2023-V4, Class A3 6.84%, 11/15/2056(1)	2,525,000	2,639,980
BRAVO Residential Funding Trust
Series 2025-NQM7, Class A1A 5.46%, 07/25/2065*(2)	3,720,471	3,733,245
BSTN Commercial Mtg. Trust VRS
Series 2025-1C, Class A 5.01%, 06/15/2044*(1)	3,500,000	3,559,431
BX Commercial Mtg. Trust FRS
Series 2025-BCAT, Class A 5.05%, (TSFR1M+1.38%), 08/15/2042*	2,874,854	2,874,853
BX Trust FRS
Series 2025-ROIC, Class A 4.82%, (TSFR1M+1.14%), 03/15/2030*	3,904,063	3,884,542
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2025-DELC, Class A 5.22%, (TSFR1M+1.55%), 12/15/2042*	$1,300,000	$1,301,094
BX Trust VRS
Series 2025-ARIA, Class A 5.03%, 12/13/2042*(1)	5,000,000	5,026,326
COLT Mtg. Loan Trust
Series 2025-7, Class A1 5.47%, 06/25/2070*(2)	3,664,236	3,674,637
COMM Mtg. Trust
Series 2024-277P, Class A 6.34%, 08/10/2044*	4,000,000	4,169,477
Durst Commercial Mtg. Trust VRS
Series 2025-151, Class A 4.80%, 08/10/2042*(1)	3,650,000	3,683,686
Series 2025-151, Class B 5.21%, 08/10/2042*(1)	1,850,000	1,864,356
Flagstar Mtg. Trust VRS
Series 2018-3INV, Class A3 4.00%, 05/25/2048*(1)	578,271	539,196
GWT Commercial Mtg. Trust FRS
Series 2024-WLF2, Class A 5.36%, (TSFR1M+1.69%), 05/15/2041*	3,300,000	3,300,000
Houston Galleria Mall Trust VRS
Series 2025-HGLR, Class A 5.46%, 02/05/2045*(1)	1,155,000	1,180,374
IRV Trust VRS
Series 2025-200P, Class A 5.29%, 03/14/2047*(1)	4,000,000	4,031,435
KRE Commercial Mtg. Trust FRS
Series 2025-AIP4, Class A 4.97%, (TSFR1M+1.30%), 03/15/2042*	4,835,391	4,817,258
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(1)	244,135	233,775
ROCK Trust
Series 2024-CNTR, Class B 5.93%, 11/13/2041*	2,700,000	2,760,789
SCG Trust FRS
Series 2025-SNIP, Class A 5.17%, (TSFR1M+1.50%), 09/15/2042*	3,350,000	3,350,000
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(1)	239,025	235,159
Series 2018-1, Class A1 3.00%, 01/25/2058*(1)	27,013	26,882
Verus Securitization Trust VRS
Series 2025-1, Class A1 5.62%, 01/25/2070*(1)	2,953,809	2,968,790
Wells Fargo Commercial Mtg. Trust VRS
Series 2026-1250B, Class A 4.83%, 03/10/2041*(1)	2,450,000	2,426,415
		65,214,302
U.S. Government Agency — 2.6%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K516, Class A2 5.48%, 01/25/2029	6,000,000	6,184,590
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K157, Class A2 3.99%, 05/25/2033(1)	1,950,000	1,929,406

SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS  — March 31, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series K758, Class A2 4.68%, 10/25/2031(1)	$1,775,000	$1,802,736
Federal Home Loan Mtg. Corp. REMIC
Series 4146, Class AB 1.13%, 12/15/2027	138,580	136,051
Series 4142, Class PT 1.25%, 12/15/2027	115,526	113,297
Series 5170, Class DP 2.00%, 07/25/2050	3,274,591	2,892,070
Series 4654, Class KA 3.00%, 06/15/2045	1,423,174	1,374,624
Series 3967, Class ZP 4.00%, 09/15/2041	1,378,556	1,330,834
Series 4809, Class CZ 4.00%, 07/15/2048	1,266,269	1,205,288
Federal Home Loan Mtg. Corp. SCRT
Series 2021-1, Class MTU 2.50%, 09/25/2060	6,045,281	5,047,532
Series 2019-3, Class MA 3.50%, 10/25/2058	615,143	599,466
Federal National Mtg. Assoc. REMIC
Series 2013-9, Class PT 1.25%, 02/25/2028	108,224	105,856
Series 2012-103, Class HB 1.50%, 09/25/2027	290,361	285,791
Series 2020-27, Class HC 1.50%, 10/25/2049	2,818,171	2,225,967
Series 2014-95, Class ZC 3.00%, 01/25/2045	1,395,627	1,274,714
Series 2019-6, Class GJ 3.00%, 02/25/2049	187,929	183,141
Government National Mtg. Assoc. REMIC
Series 2021-215, Class KA 2.50%, 10/20/2049	3,974,262	3,546,440
Series 2005-74, Class HA 7.50%, 09/16/2035	66	66
Series 2005-74, Class HB 7.50%, 09/16/2035	3,987	3,977
Series 2005-74, Class HC 7.50%, 09/16/2035	11,065	11,037
		30,252,883
Total Collateralized Mortgage Obligations (cost $97,425,832)		95,467,185
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 81.0%
U.S. Government — 17.4%
United States Treasury Bonds
1.75%, 08/15/2041	570,000	381,076
1.88%, 02/15/2041	45,000	31,175
2.25%, 02/15/2052	1,427,100	860,051
2.38%, 05/15/2051	4,133,500	2,585,859
2.50%, 02/15/2045 to 05/15/2046	7,271,000	5,086,027
2.75%, 08/15/2047 to 11/15/2047	5,488,500	3,874,913
2.88%, 08/15/2045 to 05/15/2052	18,563,100	13,184,449
3.38%, 08/15/2042	9,620,400	8,035,665
3.63%, 02/15/2053 to 05/15/2053	9,303,400	7,463,329
3.88%, 02/15/2043 to 05/15/2043	17,407,600	15,448,158
4.00%, 11/15/2042 to 11/15/2052	11,914,200	10,572,352
4.13%, 08/15/2044 to 08/15/2053	6,132,200	5,395,288
4.25%, 02/15/2054 to 08/15/2054	7,438,300	6,662,413
4.38%, 08/15/2043	9,089,100	8,578,903
4.50%, 02/15/2044 to 11/15/2054	7,754,200	7,301,811
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
4.63%, 05/15/2044 to 02/15/2055	$17,999,200	$17,257,080
4.75%, 11/15/2043 to 05/15/2055	36,123,200	35,407,050
5.00%, 05/15/2045	8,537,000	8,648,048
United States Treasury Bonds TIPS
1.50%, 02/15/2053	23,423,825	17,948,499
United States Treasury Notes
3.63%, 09/30/2031	2,021,200	1,982,908
4.00%, 04/30/2032 to 06/30/2032	3,852,800	3,836,871
4.13%, 03/31/2032	1,345,900	1,350,632
4.25%, 11/15/2034 to 05/15/2035	17,263,800	17,228,861
4.50%, 12/31/2031	1,124,300	1,151,002
		200,272,420
U.S. Government Agency — 63.6%
Federal Home Loan Mtg. Corp.
2.00%, 11/01/2041 to 04/01/2052	32,101,370	26,367,267
2.50%, 10/01/2031 to 10/01/2051	20,349,816	17,779,982
3.00%, 11/01/2046 to 12/01/2046	12,837,299	11,609,716
4.00%, 09/01/2026 to 05/01/2049	1,341,750	1,296,711
4.50%, 01/01/2038 to 08/01/2052	6,079,917	5,915,959
5.00%, 08/01/2052 to 01/01/2053	11,784,603	11,700,408
5.50%, 02/01/2053 to 05/01/2054	32,587,886	33,000,748
6.00%, 12/01/2039 to 06/01/2054	19,647,242	20,049,683
6.50%, 11/01/2053	5,377,426	5,565,766
7.50%, 05/01/2027	28	29
Federal National Mtg. Assoc.
1.50%, 11/01/2041	4,127,577	3,479,182
2.00%, 04/01/2041 to 10/01/2051	31,900,602	26,216,782
2.50%, 03/01/2030 to 07/01/2053	28,713,315	24,718,296
3.00%, 05/01/2027 to 11/01/2053	21,298,489	19,044,592
3.12%, 05/01/2033	2,283,718	2,130,820
3.50%, 08/01/2043 to 07/01/2051	9,694,872	9,013,168
4.00%, 09/01/2026 to 10/01/2052	3,667,985	3,527,666
4.50%, 05/01/2039 to 11/01/2052	4,033,363	3,942,746
5.00%, 08/01/2052 to 10/01/2052	1,638,502	1,627,204
5.50%, 03/01/2038 to 11/01/2055	22,175,331	22,480,955
6.00%, 09/01/2053 to 08/01/2055	27,975,868	28,757,704
6.50%, 02/01/2038 to 10/01/2039	35,336	37,270
Government National Mtg. Assoc.
2.00%, 12/20/2050 to 02/20/2051	13,083,536	10,814,473
2.00%, April 30 TBA	17,000,000	14,039,609
2.50%, 08/20/2051 to 12/20/2052	15,643,941	13,470,747
2.50%, April 30 TBA	14,000,000	12,042,187
3.00%, 07/20/2051 to 03/20/2052	19,165,089	17,125,506
3.50%, 01/20/2052 to 03/20/2052	13,229,496	12,240,232
3.50%, April 30 TBA	4,000,000	3,668,221
4.00%, 02/15/2041 to 05/20/2052	2,629,660	2,494,942
4.00%, April 30 TBA	16,000,000	14,985,219
4.50%, 05/15/2040 to 09/20/2052	12,977,342	12,644,870
4.50%, April 30 TBA	1,000,000	965,901
5.00%, 07/15/2033 to 04/15/2041	545,104	551,016
5.00%, April 30 TBA	19,000,000	18,815,744
5.50%, 10/15/2032 to 04/15/2036	323,810	326,252
5.50%, April 30 TBA	26,000,000	26,165,587
6.00%, 06/15/2028 to 06/15/2041	1,624,542	1,691,781
6.00%, April 30 TBA	12,000,000	12,201,674
6.50%, 02/15/2027 to 05/15/2032	129,351	132,283
6.50%, April 30 TBA	2,000,000	2,078,462
7.00%, 11/15/2031 to 11/15/2033	20,851	21,415
8.00%, 10/15/2029 to 03/15/2031	26,417	26,970
Uniform Mtg. Backed Securities
1.50%, April 15 TBA	10,000,000	8,988,033
2.00%, April 15 TBA	18,000,000	16,553,928

SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS  — March 31, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
2.50%, April 30 TBA	$35,000,000	$29,421,875
4.50%, April 15 TBA	14,000,000	13,899,159
4.50%, April 30 TBA	68,000,000	65,620,386
5.00%, April 15 TBA	1,000,000	1,007,302
5.50%, April 15 TBA	1,000,000	1,019,433
5.50%, April 30 TBA	94,000,000	94,432,956
6.00%, April 30 TBA	4,000,000	4,077,312
7.00%, April 30 TBA	38,000,000	39,976,667
		729,762,796
Total U.S. Government & Agency Obligations (cost $958,095,045)		930,035,216
Total Long-Term Investment Securities (cost $1,106,623,300)		1,074,715,357
SHORT-TERM INVESTMENTS — 37.5%
Sovereign — 27.4%
Federal Home Loan Bank Disc. Notes
3.64%, 05/27/2026	130,000,000	129,256,942
3.64%, 09/16/2026	88,218,000	86,733,328
3.68%, 07/17/2026	100,000,000	98,920,000
		314,910,270
U.S. Government — 10.1%
United States Treasury Bills
3.55%, 07/09/2026	25,000,000	24,752,122
3.62%, 05/07/2026	25,000,000	24,908,937
3.63%, 06/02/2026	41,000,000	40,744,976
3.72%, 05/21/2026	25,000,000	24,874,028
		115,280,063
Total Short-Term Investments (cost $429,531,161)		430,190,333
TOTAL INVESTMENTS (cost $1,536,154,461)	131.1%	1,504,905,690
Other assets less liabilities	(31.1)	(357,356,064)
NET ASSETS	100.0%	$1,147,549,626
Security Description	Shares or Principal Amount	Value
FORWARD SALES CONTRACTS — (10.8)%
U.S. Government Agencies — (10.8)%
Uniform Mtg. Backed Securities — (10.8%)
2.00%, April 30 TBA	$(26,000,000)	$(20,936,094)
3.00%, April 30 TBA	(41,000,000)	(36,005,357)
3.50%, April 30 TBA	(19,000,000)	(17,416,237)
5.00%, April 30 TBA	(16,000,000)	(15,778,026)
6.50%, April 30 TBA	(33,000,000)	(34,138,625)
Total Forward Sales Contracts (proceeds $(124,880,156))		$(124,274,339)

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Goldman Sachs Government and Quality Bond Portfolio has
no right to demand registration of these securities. At March 31, 2026, the aggregate value of these securities was $109,911,440 representing 9.6% of net assets.

(1)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of March 31, 2026.

CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at March 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
283	Short	U.S. Treasury Ultra 10 Year Notes	June 2026	$32,662,751	$32,124,922	$537,829
176	Short	U.S. Treasury Ultra Bonds	June 2026	20,572,428	20,515,001	57,427
						$595,256

						Unrealized (Depreciation)
384	Long	U.S. Treasury 10 Year Notes	June 2026	$42,707,655	$42,642,000	$(65,655)
570	Long	U.S. Treasury 2 Year Notes	June 2026	118,861,222	118,243,828	(617,394)
1,844	Long	U.S. Treasury 5 Year Notes	June 2026	201,958,532	199,484,187	(2,474,345)
36	Short	U.S. Treasury Long Bonds	June 2026	4,098,520	4,099,500	(980)
						$(3,158,374)
		Net Unrealized Appreciation (Depreciation)				$(2,563,118)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Goldman Sachs Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS  — March 31, 2026— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$49,212,956	$—	$49,212,956
Collateralized Mortgage Obligations	—	95,467,185	—	95,467,185
U.S. Government & Agency Obligations	—	930,035,216	—	930,035,216
Short-Term Investments	—	430,190,333	—	430,190,333
Total Investments at Value	$—	$1,504,905,690	$—	$1,504,905,690
Other Financial Instruments:†
Futures Contracts	$595,256	$—	$—	$595,256
LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$124,274,339	$—	$124,274,339
Other Financial Instruments:†
Futures Contracts	$3,158,374	$—	$—	$3,158,374

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS  — March 31, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.1%
Aerospace/Defense — 1.7%
Kratos Defense & Security Solutions, Inc.†	213,865	$15,079,621
RTX Corp.	115,558	22,291,138
		37,370,759
Apparel — 0.6%
On Holding AG, Class A†	394,178	13,409,936
Auto Manufacturers — 3.4%
Tesla, Inc.†	201,799	75,018,778
Beverages — 0.6%
Monster Beverage Corp.†	195,788	14,186,799
Biotechnology — 1.5%
Illumina, Inc.†	83,637	10,309,097
Structure Therapeutics, Inc.†	72,676	3,502,983
Vertex Pharmaceuticals, Inc.†	43,383	19,372,245
		33,184,325
Computers — 5.5%
Apple, Inc.	429,527	109,009,657
Sandisk Corp.†	18,960	12,046,047
		121,055,704
Diversified Financial Services — 2.1%
Evercore, Inc., Class A	82,153	24,523,492
Tradeweb Markets, Inc., Class A	176,799	20,802,170
		45,325,662
Electronics — 3.8%
Celestica, Inc.†	98,961	27,875,335
Flex, Ltd.†	560,516	36,691,377
Trimble, Inc.†	290,595	18,955,512
		83,522,224
Entertainment — 1.2%
DraftKings, Inc., Class A†	478,624	10,347,851
Liberty Media Corp.-Liberty Formula One, Class C†	201,651	17,144,368
		27,492,219
Healthcare-Products — 2.5%
Intuitive Surgical, Inc.†	25,924	11,950,705
Natera, Inc.†	210,707	42,139,293
		54,089,998
Internet — 24.8%
Alphabet, Inc., Class A	541,060	155,587,214
Amazon.com, Inc.†	710,490	147,973,752
AppLovin Corp., Class A†	45,481	18,101,438
DoorDash, Inc., Class A†	172,657	25,924,449
Meta Platforms, Inc., Class A	126,060	72,122,708
Netflix, Inc.†	904,726	86,989,405
Reddit, Inc., Class A†	87,788	11,820,654
Spotify Technology SA†	62,009	30,068,784
		548,588,404
Iron/Steel — 0.5%
Carpenter Technology Corp.	30,139	11,879,287
Machinery-Construction & Mining — 1.0%
Vertiv Holdings Co., Class A	85,499	21,424,339
Mining — 0.7%
Cameco Corp.	147,974	16,071,456
Miscellaneous Manufacturing — 1.0%
Axon Enterprise, Inc.†	49,213	20,900,269
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 3.9%
Eli Lilly & Co.	93,985	$86,444,583
Private Equity — 1.4%
KKR & Co., Inc.	328,666	30,401,605
Retail — 0.7%
Home Depot, Inc.	46,105	15,163,473
Semiconductors — 23.8%
ARM Holdings PLC ADR†	338,998	51,283,617
Broadcom, Inc.	483,272	149,577,517
Micron Technology, Inc.	29,924	10,109,524
NVIDIA Corp.	1,806,572	315,066,157
		526,036,815
Software — 8.7%
Cloudflare, Inc., Class A†	125,055	25,803,849
Datadog, Inc., Class A†	62,800	7,413,540
Intuit, Inc.	23,980	10,368,472
Magic Leap, Inc., Class A†(1)(2)	186	89
Microsoft Corp.	197,609	73,148,924
Palantir Technologies, Inc., Class A†	404,414	59,157,680
Veeva Systems, Inc., Class A†	98,443	17,292,497
		193,185,051
Telecommunications — 5.6%
Arista Networks, Inc.†	306,705	37,657,240
Corning, Inc.	322,755	43,884,997
EchoStar Corp., Class A†	363,900	42,601,773
		124,144,010
Transportation — 1.1%
C.H. Robinson Worldwide, Inc.	146,908	24,397,012
Total Long-Term Investment Securities (cost $1,633,028,165)		2,123,292,708
REPURCHASE AGREEMENTS — 2.1%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$9,160,000	9,160,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	9,745,000	9,745,000
BNP Paribas SA Joint Repurchase Agreement(3)	9,740,000	9,740,000
Deutsche Bank AG Joint Repurchase Agreement(3)	9,160,000	9,160,000

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS  — March 31, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(3)	$9,160,000	$9,160,000
Total Repurchase Agreements (cost $46,965,000)		46,965,000
TOTAL INVESTMENTS (cost $1,679,993,165)	98.2%	2,170,257,708
Other assets less liabilities	1.8	39,764,789
NET ASSETS	100.0%	$2,210,022,497

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2026, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Magic Leap, Inc., Class A	12/28/15	186	$2,157,962	$89	$0.48	0.0%

(3)	See Note 2 for details of Joint Repurchase Agreements.

ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Software	$193,184,962	$—	$89	$193,185,051
Other Industries	1,930,107,657	—	—	1,930,107,657
Repurchase Agreements	—	46,965,000	—	46,965,000
Total Investments at Value	$2,123,292,619	$46,965,000	$89	$2,170,257,708

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS  — March 31, 2026— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 61.9%
Aerospace/Defense — 2.0%
BAE Systems PLC	32,635	$949,972
Boeing Co.†	7,467	1,486,157
Rheinmetall AG	540	900,559
		3,336,688
Agriculture — 1.1%
British American Tobacco PLC	29,947	1,744,434
Apparel — 1.1%
adidas AG	5,965	940,001
VF Corp.	47,431	805,853
		1,745,854
Auto Manufacturers — 1.0%
Ferrari NV	2,423	816,722
Tesla, Inc.†	2,120	788,110
		1,604,832
Banks — 4.2%
Citizens Financial Group, Inc.	19,855	1,190,704
HDFC Bank, Ltd. ADR	35,644	886,823
Societe Generale SA	21,589	1,576,345
Sumitomo Mitsui Trust Group, Inc.	38,400	1,222,001
Wells Fargo & Co.	26,221	2,087,454
		6,963,327
Biotechnology — 0.8%
Argenx SE ADR†	1,267	925,227
Structure Therapeutics, Inc.†	7,791	375,526
		1,300,753
Building Materials — 1.2%
Cemex SAB de CV ADR (Participation Certificate)	88,160	1,008,551
Cie de Saint-Gobain SA	11,872	977,009
		1,985,560
Computers — 1.9%
Apple, Inc.	12,093	3,069,082
Cosmetics/Personal Care — 0.8%
Unilever PLC	22,418	1,256,904
Distribution/Wholesale — 1.8%
ITOCHU Corp.	95,500	1,213,844
RB Global, Inc.	10,014	960,368
WESCO International, Inc.	3,087	844,665
		3,018,877
Diversified Financial Services — 1.7%
Mastercard, Inc., Class A	3,461	1,729,323
Nasdaq, Inc.	13,701	1,163,078
		2,892,401
Electric — 0.7%
E.ON SE	55,512	1,213,314
Entertainment — 0.5%
Live Nation Entertainment, Inc.†	4,960	756,450
Environmental Control — 1.2%
Clean Harbors, Inc.†	4,329	1,241,254
GFL Environmental, Inc.	15,938	664,934
		1,906,188
Security Description	Shares or Principal Amount	Value

Food — 0.7%
US Foods Holding Corp.†	13,456	$1,240,778
Gas — 0.8%
Atmos Energy Corp.	7,308	1,349,934
Hand/Machine Tools — 0.6%
Stanley Black & Decker, Inc.	14,671	1,042,521
Healthcare-Products — 0.6%
IDEXX Laboratories, Inc.†	1,658	931,614
Healthcare-Services — 0.4%
Elevance Health, Inc.	2,484	727,191
Home Furnishings — 0.5%
Sony Group Corp.	36,600	754,924
Insurance — 1.9%
AIA Group, Ltd.	131,600	1,478,374
Berkshire Hathaway, Inc., Class B†	3,559	1,705,473
		3,183,847
Internet — 11.1%
Alphabet, Inc., Class C	16,658	4,778,514
Amazon.com, Inc.†	22,755	4,739,184
DoorDash, Inc., Class A†	8,088	1,214,413
Full Truck Alliance Co., Ltd. ADR	68,493	568,492
MercadoLibre, Inc.†	656	1,134,237
Meta Platforms, Inc., Class A	4,361	2,495,059
Rakuten Group, Inc.†	181,300	845,619
Shopify, Inc., Class A (TSX)†	9,717	1,152,964
Tencent Holdings, Ltd.	21,444	1,353,801
		18,282,283
Lodging — 0.6%
Accor SA	22,558	1,080,806
Machinery-Construction & Mining — 0.6%
Siemens Energy AG	5,664	932,156
Machinery-Diversified — 1.3%
Ingersoll Rand, Inc.	15,186	1,216,702
Keyence Corp.	2,422	857,764
		2,074,466
Media — 0.7%
Walt Disney Co.	12,196	1,175,450
Mining — 1.7%
Anglo American PLC	28,592	1,214,724
Glencore PLC	207,214	1,578,971
		2,793,695
Miscellaneous Manufacturing — 0.7%
Siemens AG	4,762	1,129,501
Oil & Gas Services — 0.6%
Saipem SpA	216,045	988,013
Pharmaceuticals — 3.6%
AstraZeneca PLC (LSE)	7,081	1,383,048
Eli Lilly & Co.	1,794	1,650,067
Merck & Co., Inc.	14,927	1,795,569
Teva Pharmaceutical Industries, Ltd. ADR†	39,943	1,203,083
		6,031,767
Pipelines — 0.7%
Targa Resources Corp.	4,871	1,221,306
Real Estate — 0.6%
Mitsui Fudosan Co., Ltd.	95,500	1,010,825

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS  — March 31, 2026— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS — 0.6%
American Tower Corp.	5,945	$1,025,988
Semiconductors — 9.1%
ASML Holding NV	1,238	1,638,663
Broadcom, Inc.	4,601	1,424,055
NVIDIA Corp.	37,312	6,507,213
Samsung Electronics Co., Ltd.	6,030	677,350
SK Hynix, Inc.	2,442	1,328,186
Taiwan Semiconductor Manufacturing Co., Ltd.	61,198	3,450,064
		15,025,531
Software — 2.6%
Microsoft Corp.	11,520	4,264,358
Telecommunications — 1.9%
KT Corp. ADR†	58,657	1,258,193
Orange SA	88,751	1,813,384
		3,071,577
Total Common Stocks (cost $80,402,104)		102,133,195
CORPORATE BONDS & NOTES — 1.9%
Aerospace/Defense — 0.0%
TransDigm, Inc.
6.38%, 03/01/2029*	$22,000	22,411
Banks — 0.5%
Bank of America Corp.
4.62%, 05/09/2029	115,000	115,500
Bank of New York Mellon Corp.
4.44%, 06/09/2028	175,000	175,231
Canadian Imperial Bank of Commerce
4.51%, 09/11/2027	125,000	125,049
Goldman Sachs Group, Inc.
4.48%, 08/23/2028	25,000	24,999
JPMorgan Chase & Co.
4.85%, 07/25/2028	95,000	95,468
State Street Corp.
5.27%, 08/03/2026	55,000	55,182
UBS AG
4.30%, 03/16/2029	250,000	249,677
		841,106
Biotechnology — 0.0%
Amgen, Inc.
5.15%, 03/02/2028	50,000	50,733
Diversified Financial Services — 0.1%
American Express Co.
4.73%, 04/25/2029	75,000	75,474
Electric — 0.1%
Eversource Energy
4.75%, 05/15/2026	25,000	25,013
Pacific Gas & Electric Co.
6.15%, 03/01/2055	46,000	44,443
Southern California Edison Co.
5.90%, 03/01/2055	61,000	58,142
6.20%, 09/15/2055	9,000	8,925
Southern Co.
5.50%, 03/15/2029	80,000	82,428
		218,951
Security Description		Shares or Principal Amount	Value

Electrical Components & Equipment — 0.1%
Energizer Gamma Acquisition BV
3.50%, 06/30/2029	EUR	100,000	$108,623
Environmental Control — 0.1%
Veralto Corp.
5.50%, 09/18/2026		$80,000	80,333
Healthcare-Services — 0.0%
UnitedHealth Group, Inc.
5.25%, 02/15/2028		40,000	40,702
Insurance — 0.1%
New York Life Global Funding
5.00%, 06/06/2029*		125,000	127,050
Internet — 0.1%
Amazon.com, Inc.
4.85%, 03/16/2064	EUR	115,000	131,757
Machinery-Diversified — 0.0%
John Deere Capital Corp.
4.75%, 06/08/2026		50,000	50,054
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.38%, 03/01/2031*		88,000	89,582
Comcast Corp.
Zero Coupon, 09/14/2026	EUR	100,000	114,322
			203,904
Oil & Gas — 0.1%
Diamondback Energy, Inc.
5.20%, 04/18/2027		115,000	115,905
Shell Finance US, Inc.
4.13%, 11/06/2030		85,000	84,166
			200,071
Oil & Gas Services — 0.0%
USA Compression Partners LP/USA Compression Finance Corp.
7.13%, 03/15/2029*		67,000	68,553
Pharmaceuticals — 0.1%
Grifols SA
7.13%, 05/01/2030	EUR	100,000	119,479
Pipelines — 0.2%
Columbia Pipelines Holding Co. LLC
6.06%, 08/15/2026*		50,000	50,227
Enbridge, Inc.
5.25%, 04/05/2027		85,000	85,710
Energy Transfer LP
5.20%, 04/01/2030		25,000	25,558
ONEOK, Inc.
4.25%, 09/24/2027		200,000	199,482
			360,977
Software — 0.1%
Open Text Holdings, Inc.
4.13%, 12/01/2031*		52,000	44,376
Oracle Corp.
6.55%, 02/04/2046		80,000	74,637
			119,013
Telecommunications — 0.2%
AT&T, Inc.
1.65%, 02/01/2028		80,000	76,230

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS  — March 31, 2026— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
NTT Finance Corp.
4.57%, 07/16/2027*		$200,000	$200,455
Verizon Communications, Inc.
2.10%, 03/22/2028		105,000	100,820
			377,505
Total Corporate Bonds & Notes (cost $3,206,286)			3,196,696
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.7%
U.S. Government — 14.2%
United States Treasury Bonds
1.38%, 11/15/2040		361,000	232,535
1.75%, 08/15/2041		1,733,000	1,158,605
2.00%, 11/15/2041 to 08/15/2051		4,051,000	2,311,514
3.00%, 02/15/2048		470,500	346,957
3.13%, 11/15/2041		209,000	171,021
3.50%, 02/15/2039		260,000	234,569
3.75%, 08/15/2041		403,000	359,394
5.00%, 05/15/2037		399,000	422,270
United States Treasury Bonds TIPS
2.38%, 02/15/2055(1)		147,380	136,953
United States Treasury Notes
1.25%, 08/15/2031		853,000	740,344
2.38%, 05/15/2029		431,000	412,649
3.50%, 01/31/2030(2)		2,486,000	2,451,429
3.63%, 10/31/2030		781,000	770,902
3.75%, 05/15/2028		749,000	747,976
3.88%, 05/31/2027 to 06/30/2030		7,473,000	7,470,813
4.13%, 11/15/2032		911,000	911,320
4.25%, 11/15/2034 to 05/15/2035		2,573,000	2,571,076
4.50%, 05/31/2029		637,000	649,342
4.63%, 02/15/2035		1,109,000	1,137,851
United States Treasury Notes TIPS
1.88%, 01/15/2036(1)		168,145	166,114
			23,403,634
U.S. Government Agency — 0.5%
Federal Home Loan Mtg. Corp.
5.50%, 11/01/2055		766,526	770,550
Total U.S. Government & Agency Obligations (cost $24,935,995)			24,174,184
FOREIGN GOVERNMENT OBLIGATIONS — 14.6%
Sovereign — 14.6%
Commonwealth of Australia
1.25%, 05/21/2032	AUD	290,000	163,008
1.75%, 06/21/2051	AUD	474,000	163,456
1.75%, 06/21/2051	AUD	88,000	30,346
2.75%, 06/21/2035	AUD	34,000	19,653
4.75%, 06/21/2054	AUD	636,000	399,579
Czech Republic
1.50%, 04/24/2040	CZK	1,140,000	34,545
1.75%, 06/23/2032	CZK	1,360,000	54,235
3.00%, 03/03/2033	CZK	1,680,000	71,130
3.50%, 05/30/2035	CZK	50,000	2,128
Federal Republic of Germany
Zero Coupon, 08/15/2052	EUR	612,000	290,436
1.00%, 05/15/2038	EUR	295,000	266,513
2.20%, 02/15/2034	EUR	112,000	123,055
2.50%, 10/11/2029	EUR	89,000	102,301
2.60%, 05/15/2041	EUR	514,000	543,174
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
Government of Bulgaria
3.50%, 05/07/2034	EUR	146,000	$165,548
Government of Canada
1.75%, 12/01/2053	CAD	311,000	142,855
2.75%, 03/01/2030	CAD	902,000	641,859
3.25%, 12/01/2035	CAD	376,000	265,549
Government of France
0.50%, 05/25/2072*	EUR	92,000	28,687
2.50%, 09/24/2027*	EUR	559,000	643,322
2.70%, 02/25/2031*	EUR	771,000	873,248
2.75%, 02/25/2029*	EUR	628,000	722,390
3.50%, 11/25/2035*	EUR	496,000	562,753
4.10%, 05/25/2046*	EUR	447,000	504,560
4.40%, 05/25/2057*	EUR	306,000	347,865
Government of Japan
0.40%, 12/20/2049	JPY	99,350,000	313,384
0.40%, 03/20/2056	JPY	37,200,000	96,222
0.50%, 12/20/2032	JPY	39,100,000	223,471
0.70%, 03/20/2051	JPY	52,700,000	174,090
0.80%, 09/20/2047	JPY	88,350,000	337,852
1.00%, 03/20/2062	JPY	46,700,000	138,919
1.40%, 03/20/2035	JPY	27,950,000	163,952
1.70%, 06/20/2033	JPY	55,600,000	342,537
2.30%, 03/20/2040	JPY	246,250,000	1,458,074
Government of Malaysia
3.34%, 05/15/2030	MYR	126,000	31,048
3.52%, 04/20/2028	MYR	313,000	77,745
3.89%, 08/15/2029	MYR	172,000	43,197
4.46%, 03/31/2053	MYR	73,000	18,941
Government of New Zealand
1.50%, 05/15/2031	NZD	219,000	110,018
2.75%, 05/15/2051	NZD	101,000	37,362
2.75%, 05/15/2051	NZD	75,000	27,744
4.25%, 05/15/2034	NZD	561,000	315,586
4.25%, 05/15/2036	NZD	155,000	85,585
4.50%, 05/15/2030	NZD	131,000	76,513
4.50%, 05/15/2035	NZD	328,000	186,355
4.50%, 05/15/2035	NZD	116,000	65,906
5.00%, 05/15/2054	NZD	229,000	124,914
Government of Romania
6.75%, 04/25/2035	RON	200,000	44,139
Kingdom of Belgium
2.60%, 10/22/2030*	EUR	223,000	253,337
3.10%, 06/22/2035*	EUR	231,000	258,415
3.45%, 06/22/2043*	EUR	123,000	131,083
4.35%, 06/22/2056*	EUR	84,000	96,800
Kingdom of Denmark
4.50%, 11/15/2039	DKK	532,000	95,438
Kingdom of Norway
3.63%, 05/31/2039*	NOK	165,000	15,788
4.13%, 06/03/2036*	NOK	363,000	36,743
Kingdom of Spain
1.45%, 10/31/2071*	EUR	31,000	16,569
1.90%, 10/31/2052*	EUR	191,000	143,070
2.40%, 05/31/2028	EUR	346,000	397,097
2.70%, 01/31/2030	EUR	719,000	825,577
3.30%, 04/30/2036*	EUR	430,000	488,130
3.45%, 07/30/2043*	EUR	165,000	178,981
3.50%, 01/31/2041*	EUR	142,000	157,489
Kingdom of Sweden
2.25%, 05/11/2035	SEK	555,000	56,018
Kingdom of the Netherlands
Zero Coupon, 01/15/2038*	EUR	283,000	223,465

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS  — March 31, 2026— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
2.50%, 01/15/2031*	EUR	203,000	$231,454
3.50%, 01/15/2056*	EUR	84,000	97,215
People's Republic of China
1.63%, 10/25/2030	CNY	2,740,000	398,560
1.83%, 08/25/2035	CNY	2,440,000	353,350
2.15%, 08/25/2055	CNY	400,000	55,976
Republic of Austria
0.75%, 03/20/2051*	EUR	132,000	78,616
2.10%, 09/20/2117*	EUR	48,000	32,994
2.95%, 02/20/2035*	EUR	111,000	125,430
3.45%, 10/20/2030*	EUR	175,000	207,011
Republic of Colombia
5.63%, 02/19/2036	EUR	100,000	105,584
7.38%, 04/25/2030		$200,000	207,326
Republic of Finland
2.88%, 04/15/2029*	EUR	99,000	114,689
2.95%, 04/15/2055*	EUR	22,000	21,354
3.00%, 09/15/2035*	EUR	120,000	135,000
Republic of Hungary
4.50%, 03/23/2028	HUF	9,630,000	27,578
6.75%, 07/23/2031	HUF	9,170,000	27,055
7.00%, 10/24/2035	HUF	8,860,000	26,301
Republic of Ireland
Zero Coupon, 10/18/2031	EUR	165,000	162,936
3.15%, 10/18/2055	EUR	44,000	45,851
Republic of Italy
2.65%, 06/15/2028	EUR	368,000	423,087
2.85%, 02/01/2031	EUR	668,000	757,910
3.15%, 03/15/2033*	EUR	259,000	291,998
3.95%, 10/01/2041*	EUR	590,000	657,590
3.95%, 10/01/2041*	EUR	170,000	189,475
4.10%, 04/30/2046*	EUR	30,000	33,327
4.65%, 10/01/2055*	EUR	134,000	156,590
Republic of Poland
5.00%, 10/25/2034	PLN	114,000	29,207
5.00%, 10/25/2035	PLN	236,000	59,509
6.00%, 10/25/2033	PLN	223,000	61,353
Republic of Portugal
3.00%, 06/15/2035*	EUR	89,000	100,058
3.63%, 06/12/2054*	EUR	28,000	30,171
3.88%, 02/15/2030*	EUR	138,000	165,934
Republic of Singapore
1.88%, 03/01/2050	SGD	4,000	2,831
2.75%, 04/01/2042	SGD	61,000	49,912
State of Israel
1.30%, 04/30/2032	ILS	122,000	33,760
United Kingdom Gilt Treasury
3.25%, 01/31/2033	GBP	57,000	69,282
3.75%, 01/29/2038	GBP	274,000	319,042
4.00%, 10/22/2063	GBP	198,000	199,437
4.38%, 03/07/2028	GBP	464,000	613,677
4.38%, 07/31/2054	GBP	560,400	617,689
4.75%, 10/22/2035	GBP	309,000	403,666
4.75%, 10/22/2043	GBP	429,000	524,184
United Mexican States
6.13%, 02/09/2038		200,000	194,900
7.50%, 05/26/2033	MXN	1,238,900	63,312
7.75%, 05/29/2031	MXN	1,052,300	55,947
7.75%, 11/23/2034	MXN	1,393,500	71,095
7.75%, 11/13/2042	MXN	1,042,800	48,283
8.00%, 04/15/2032	MXN	2,434,900	128,906
8.00%, 07/31/2053	MXN	3,287,100	151,764
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
8.00%, 07/31/2053	MXN	1,043,700	$48,187
8.50%, 02/28/2030	MXN	13,500	748
Total Foreign Government Obligations (cost $25,996,072)			24,036,860
UNAFFILIATED INVESTMENT COMPANIES — 3.0%
iShares China CNY Bond UCITS ETF		660,000	3,834,581
iShares MSCI ACWI ETF		8,617	1,192,334
Total Unaffiliated Investment Companies (cost $5,090,113)			5,026,915
Total Long-Term Investment Securities (cost $139,630,570)			158,567,850
SHORT-TERM INVESTMENTS — 1.1%
Sovereign — 1.1%
Government of Japan
0.71%, 04/20/2026	JPY	155,900,000	981,958
0.74%, 05/11/2026	JPY	150,500,000	947,529
Total Short-Term Investments (cost $1,942,938)			1,929,487
REPURCHASE AGREEMENTS — 1.4%
Bank of America Securities LLC Joint Repurchase Agreement(3)		$450,000	450,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)		485,000	485,000
BNP Paribas SA Joint Repurchase Agreement(3)		475,000	475,000
Deutsche Bank AG Joint Repurchase Agreement(3)		450,000	450,000
RBS Securities, Inc. Joint Repurchase Agreement(3)		450,000	450,000
Total Repurchase Agreements (cost $2,310,000)			2,310,000
TOTAL INVESTMENTS (cost $143,883,508)		98.6%	162,807,337
Other assets less liabilities		1.4	2,247,064
NET ASSETS		100.0%	$165,054,401

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Wellington Strategic Multi-Asset Portfolio has no right to demand registration of these securities. At March 31, 2026, the aggregate value of these securities was $8,954,255 representing 5.4% of net assets.

(1)	Principal amount of security is adjusted for inflation.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.

ADR—American Depositary Receipt
ETF—Exchange Traded Fund
LSE—London Stock Exchange
TIPS—Treasury Inflation Protected Securities
TSX—Toronto Stock Exchange

AUD—Australian Dollar
CAD—Canadian Dollar
CNY—Chinese Yuan
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HUF—Hungarian Forint

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS  — March 31, 2026— (unaudited) — (continued)

ILS—Israeli New Sheqel
JPY—Japanese Yen
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
RON—Romanian Leu
SEK—Swedish Krona
SGD—Singapore Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
21	Long	Australian 3 Year Bonds	June 2026	$1,500,501	$1,502,012	$1,511
10	Long	Euro-BUND	June 2026	1,446,492	1,449,321	2,829
7	Long	Long Gilt	June 2026	811,796	813,393	1,597
6	Short	Canada 10 Year Bonds	June 2026	525,561	517,619	7,942
4	Short	Euro Buxl 30 Year Bonds	June 2026	512,981	509,777	3,204
7	Short	Euro-BTP	June 2026	942,074	940,815	1,259
5	Short	Euro-OAT	June 2026	697,817	685,939	11,878
2	Short	Japan 10 Year Bonds	June 2026	1,655,508	1,642,167	13,341
32	Short	U.S. Treasury Ultra 10 Year Notes	June 2026	3,681,005	3,632,500	48,505
						$92,066

						Unrealized (Depreciation)
33	Long	Australian 10 Year Bonds	June 2026	$2,469,931	$2,453,377	$(16,554)
11	Long	Euro-BOBL	June 2026	1,477,062	1,467,618	(9,444)
12	Long	Euro-Schatz	June 2026	1,469,158	1,466,774	(2,384)
8	Long	Mini 10 Year Japanese Government Bond	June 2026	665,246	657,572	(7,674)
3	Long	Short-Term Euro-BTP	June 2026	370,771	367,040	(3,731)
2	Long	U.S. Treasury Long Bonds	June 2026	231,683	227,750	(3,933)
13	Short	U.S. Treasury 2 Year Notes	June 2026	2,694,983	2,696,789	(1,806)
2	Short	U.S. Treasury 5 Year Notes	June 2026	216,080	216,360	(280)
8	Short	U.S. Treasury Ultra Bonds	June 2026	923,935	932,500	(8,565)
						$(54,371)
		Net Unrealized Appreciation (Depreciation)				$37,695

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	BRL	240,000	USD	45,871	04/02/2026	$—	$(462)
	CLP	11,000,000	USD	12,019	04/07/2026	142	—
	EUR	78,000	USD	90,156	04/07/2026	—	(21)
	JPY	17,300,000	USD	110,070	04/07/2026	1,016	—
	KRW	990,419,000	USD	685,989	04/07/2026	30,907	—
	NOK	860,000	USD	89,511	04/07/2026	695	—
	NZD	65,000	USD	38,454	04/07/2026	1,096	—
	USD	73,729	AUD	105,000	04/07/2026	—	(1,289)
	USD	45,710	BRL	240,000	04/02/2026	623	—
	USD	24,205	CLP	22,000,000	04/07/2026	—	(451)
	USD	24,434	CZK	520,000	04/07/2026	57	—
	USD	302,164	GBP	227,000	04/07/2026	—	(1,710)
	USD	267,620	KRW	389,700,000	04/07/2026	—	(9,864)
	USD	35,092	NZD	60,000	04/07/2026	—	(607)
						34,536	(14,404)
Barclays Bank PLC	AUD	1,160,000	USD	797,222	05/07/2026	—	(2,782)
	CAD	175,000	USD	126,766	04/07/2026	933	—
	CAD	1,529,000	USD	1,099,684	05/07/2026	—	(1,181)
	CHF	30,000	USD	38,759	04/07/2026	1,220	—
	CZK	760,000	USD	35,850	04/07/2026	56	—
	DKK	628,000	USD	99,405	04/07/2026	2,269	—
	EUR	111,000	USD	128,570	04/07/2026	241	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS  — March 31, 2026— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	EUR	15,000	USD	17,349	05/07/2026	$—	$(17)
	GBP	78,000	USD	104,504	04/07/2026	1,264	—
	GBP	13,000	USD	17,206	05/07/2026	—	—
	HUF	29,187,000	USD	91,460	04/07/2026	3,724	—
	MXN	4,659,000	USD	260,019	04/07/2026	95	—
	NZD	435,000	USD	256,062	04/07/2026	6,048	—
	PLN	700,000	USD	195,607	04/07/2026	7,040	—
	PLN	848,000	USD	226,784	05/07/2026	—	(1,636)
	RON	206,000	USD	46,557	04/07/2026	—	(138)
	SEK	330,000	USD	35,288	04/07/2026	420	—
	THB	970,000	USD	30,135	04/07/2026	713	—
	USD	978,115	AUD	1,420,000	04/07/2026	1,548	—
	USD	1,098,262	CAD	1,529,000	04/07/2026	1,164	—
	USD	53,941	CAD	75,000	05/07/2026	58	—
	USD	95,915	CHF	75,000	04/07/2026	—	(2,067)
	USD	18,734	CZK	400,000	05/07/2026	111	—
	USD	346,186	EUR	299,000	04/07/2026	—	(506)
	USD	17,228	EUR	15,000	05/07/2026	138	—
	USD	146,712	GBP	110,000	04/07/2026	—	(1,118)
	USD	17,143	GBP	13,000	05/07/2026	63	—
	USD	146,206	JPY	23,000,000	04/07/2026	—	(1,222)
	USD	179,531	MXN	3,220,000	04/07/2026	111	—
	USD	30,851	NOK	295,000	04/07/2026	—	(385)
	USD	29,768	NOK	290,000	05/07/2026	178	—
	USD	432,716	NZD	736,000	04/07/2026	—	(9,705)
	USD	226,799	PLN	848,000	04/07/2026	1,636	—
	USD	82,526	THB	2,690,000	04/07/2026	—	(932)
	USD	47,711	ZAR	780,000	04/07/2026	—	(1,632)
	ZAR	250,000	USD	14,580	04/07/2026	—	(189)
						29,030	(23,510)
BNP Paribas SA	AUD	45,000	USD	31,590	04/07/2026	544	—
	CAD	1,569,000	USD	1,149,629	04/07/2026	21,441	—
	CHF	70,000	USD	89,837	04/07/2026	2,246	—
	EUR	129,000	USD	150,435	04/07/2026	1,295	—
	JPY	2,800,000	USD	17,695	05/07/2026	—	(1)
	MXN	12,044,000	USD	696,761	04/07/2026	24,831	—
	NZD	55,000	USD	32,620	04/07/2026	1,009	—
	SEK	280,000	USD	30,523	04/07/2026	938	—
	SGD	190,000	USD	149,894	04/07/2026	2,062	—
	USD	30,863	AUD	45,000	05/07/2026	172	—
	USD	113,477	CAD	155,000	04/07/2026	—	(2,024)
	USD	154,416	CHF	120,000	04/07/2026	—	(4,258)
	USD	121,472	EUR	105,000	04/07/2026	—	(80)
	USD	134,741	JPY	21,200,000	04/07/2026	—	(1,104)
	USD	27,396	MXN	480,000	04/07/2026	—	(617)
	USD	34,398	NZD	60,000	05/07/2026	122	—
	USD	62,540	SGD	80,000	04/07/2026	—	(295)
						54,660	(8,379)
Citibank, N.A.	AUD	130,000	USD	90,323	04/07/2026	636	—
	CAD	295,000	USD	214,583	04/07/2026	2,463	—
	CHF	30,000	USD	38,306	04/07/2026	767	—
	CZK	1,379,000	USD	66,062	04/07/2026	1,114	—
	EUR	417,000	USD	485,749	04/07/2026	3,648	—
	GBP	27,000	USD	35,944	04/07/2026	207	—
	HUF	9,525,000	USD	28,572	04/07/2026	—	(60)
	JPY	652,447,000	USD	4,177,753	04/07/2026	64,944	—
	JPY	539,596,000	USD	3,396,223	05/07/2026	—	(13,926)
	MXN	2,836,000	USD	157,962	04/07/2026	—	(257)
	NZD	465,000	USD	271,031	04/07/2026	3,775	—
	PLN	197,000	USD	52,937	04/07/2026	—	(131)
	SEK	500,000	USD	55,368	04/07/2026	2,537	—
	SGD	135,000	USD	105,500	04/07/2026	461	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS  — March 31, 2026— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	186,277	CHF	145,000	04/07/2026	$—	$(4,837)
	USD	81,860	CZK	1,713,000	04/07/2026	—	(1,182)
	USD	272,327	GBP	205,000	04/07/2026	—	(992)
	USD	3,557,152	JPY	566,062,000	04/07/2026	11,114	—
	USD	503,307	JPY	79,966,000	05/07/2026	2,064	—
	USD	299,277	MXN	5,349,000	04/07/2026	—	(858)
	USD	55,488	NOK	530,000	04/07/2026	—	(753)
	USD	18,109	PLN	65,000	04/07/2026	—	(600)
	USD	29,672	SEK	280,000	04/07/2026	—	(87)
	USD	33,730	SGD	43,000	04/07/2026	—	(274)
	USD	23,687	THB	770,000	04/07/2026	—	(331)
	ZAR	260,000	USD	15,862	04/07/2026	502	—
						94,232	(24,288)
Commonwealth Bank of Australia Sydney	NZD	2,033,000	USD	1,216,691	04/07/2026	48,237	—
	USD	284,387	NZD	475,189	04/07/2026	—	(11,275)
	USD	58,936	SGD	75,000	04/07/2026	—	(581)
						48,237	(11,856)
Credit Agricole SA	USD	28,566	NZD	50,000	05/07/2026	200	—
Deutsche Bank AG	CAD	50,000	USD	36,786	04/07/2026	834	—
	CHF	30,000	USD	38,326	04/07/2026	787	—
	CZK	400,000	USD	18,880	04/07/2026	41	—
	EUR	11,868,000	USD	14,023,202	04/07/2026	302,376	—
	EUR	11,880,000	USD	13,655,041	05/07/2026	—	(99,238)
	HUF	27,429,000	USD	80,664	05/07/2026	—	(1,615)
	JPY	12,936,000	USD	82,269	04/07/2026	725	—
	JPY	5,600,000	USD	35,304	05/07/2026	—	(87)
	MXN	920,000	USD	52,115	04/07/2026	788	—
	MXN	9,730,000	USD	538,900	05/07/2026	—	(2,568)
	MYR	703,000	USD	174,602	05/07/2026	792	—
	NOK	1,172,000	USD	122,454	04/07/2026	1,416	—
	NZD	155,000	USD	90,181	04/07/2026	1,095	—
	NZD	60,000	USD	34,504	05/07/2026	—	(15)
	SEK	620,000	USD	67,755	04/07/2026	2,245	—
	USD	199,495	CAD	275,000	04/07/2026	—	(1,756)
	USD	179,653	CAD	250,000	05/07/2026	345	—
	USD	14,020,079	EUR	12,206,000	04/07/2026	91,515	—
	USD	374,708	EUR	326,000	05/07/2026	2,724	—
	USD	81,315	GBP	61,000	04/07/2026	—	(576)
	USD	112,761	HUF	38,229,000	04/07/2026	2,155	—
	USD	576,402	MXN	10,370,000	04/07/2026	2,135	—
	USD	174,442	MYR	703,000	04/07/2026	—	(742)
	USD	210,114	NOK	2,025,000	04/07/2026	—	(982)
	USD	34,870	NOK	340,000	05/07/2026	239	—
	USD	89,059	NZD	155,000	04/07/2026	27	—
	USD	41,686	PLN	150,000	04/07/2026	—	(1,279)
	USD	138,100	SEK	1,290,000	04/07/2026	—	(1,796)
	ZAR	250,000	USD	14,544	04/07/2026	—	(224)
						410,239	(110,878)
Goldman Sachs International	AUD	260,000	USD	183,827	04/07/2026	4,452	—
	BRL	320,000	USD	61,289	04/02/2026	—	(489)
	BRL	80,000	USD	15,139	05/05/2026	—	(212)
	CLP	11,000,000	USD	12,022	04/07/2026	145	—
	COP	1,100,000	USD	300	04/07/2026	—	—
	CZK	7,395,000	USD	358,218	04/07/2026	9,931	—
	CZK	4,953,000	USD	232,183	05/07/2026	—	(1,173)
	EUR	575,000	USD	663,826	04/07/2026	—	(943)
	GBP	407,000	USD	543,641	04/07/2026	4,942	—
	HUF	2,200,000	USD	6,570	04/07/2026	—	(43)
	ILS	240,000	USD	76,505	04/07/2026	155	—
	ILS	115,000	USD	36,303	05/07/2026	—	(322)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS  — March 31, 2026— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	KRW	107,890,000	USD	72,840	04/07/2026	$1,480	$—
	MXN	2,611,000	USD	147,658	04/07/2026	1,991	—
	MXN	180,000	USD	9,903	05/07/2026	—	(114)
	NOK	2,820,000	USD	292,825	04/07/2026	1,590	—
	PLN	225,000	USD	61,180	04/07/2026	570	—
	RON	85,000	USD	19,143	04/07/2026	—	(124)
	RON	291,000	USD	65,343	05/07/2026	—	(507)
	SEK	1,710,000	USD	187,066	04/07/2026	6,384	—
	SEK	814,000	USD	85,374	05/07/2026	—	(768)
	USD	417,038	AUD	595,000	04/07/2026	—	(6,545)
	USD	61,302	BRL	320,000	04/02/2026	476	—
	USD	88,988	CHF	70,000	04/07/2026	—	(1,396)
	USD	289	COP	1,100,000	04/07/2026	10	—
	USD	297	COP	1,100,000	05/07/2026	—	—
	USD	310,646	CZK	6,603,000	04/07/2026	340	—
	USD	23,364	CZK	500,000	05/07/2026	193	—
	USD	717,298	EUR	618,000	04/07/2026	—	(2,817)
	USD	73,301	GBP	55,000	04/07/2026	—	(504)
	USD	12,632	HUF	4,300,000	04/07/2026	293	—
	USD	36,255	ILS	115,000	04/07/2026	329	—
	USD	579,289	KRW	862,610,000	04/07/2026	—	(8,742)
	USD	34,944	KRW	53,260,000	05/07/2026	493	—
	USD	124,920	MXN	2,220,000	04/07/2026	—	(1,067)
	USD	16,022	MXN	290,000	05/07/2026	116	—
	USD	76,037	NOK	730,000	04/07/2026	—	(647)
	USD	23,024	PLN	85,000	04/07/2026	—	(126)
	USD	24,096	PLN	90,000	05/07/2026	146	—
	USD	65,455	RON	291,000	04/07/2026	506	—
	USD	283,822	SEK	2,664,000	04/07/2026	—	(2,339)
	USD	29,194	ZAR	500,000	04/07/2026	344	—
	ZAR	260,000	USD	15,455	04/07/2026	96	—
	ZAR	500,000	USD	29,129	05/07/2026	—	(343)
						34,982	(29,221)
HSBC Bank PLC	GBP	22,000	USD	29,381	04/07/2026	262	—
	MYR	703,000	USD	180,822	04/07/2026	7,122	—
	USD	133,772	MXN	2,334,000	04/07/2026	—	(3,559)
						7,384	(3,559)
JPMorgan Chase Bank, N.A.	CHF	50,000	USD	62,532	04/07/2026	—	(33)
	DKK	628,000	USD	96,841	05/07/2026	—	(462)
	EUR	25,000	USD	28,634	04/07/2026	—	(269)
	EUR	45,000	USD	52,077	05/07/2026	—	(23)
	GBP	2,913,000	USD	3,925,916	04/07/2026	70,314	—
	NOK	1,720,000	USD	177,171	04/07/2026	—	(462)
	USD	38,678	AUD	56,000	04/07/2026	—	(43)
	USD	62,739	CHF	50,000	05/07/2026	34	—
	USD	96,674	DKK	628,000	04/07/2026	462	—
	USD	95,703	GBP	71,000	04/07/2026	—	(1,729)
	USD	180,528	SEK	1,690,000	04/07/2026	—	(1,959)
						70,810	(4,980)
Morgan Stanley & Co. International PLC	AUD	2,182,000	USD	1,538,984	04/07/2026	33,614	—
	CAD	100,000	USD	73,283	04/07/2026	1,378	—
	CAD	40,000	USD	28,729	05/07/2026	—	(71)
	CHF	140,000	USD	180,682	04/07/2026	5,498	—
	CZK	4,137,000	USD	195,594	04/07/2026	751	—
	CZK	406,000	USD	19,083	05/07/2026	—	(46)
	EUR	758,000	USD	876,974	04/07/2026	636	—
	GBP	58,000	USD	77,500	04/07/2026	732	—
	HUF	20,419,000	USD	61,212	04/07/2026	—	(167)
	JPY	31,000,000	USD	196,690	04/07/2026	1,277	—
	MXN	4,520,000	USD	255,621	04/07/2026	3,452	—
	MXN	725,000	USD	39,880	05/07/2026	—	(466)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS  — March 31, 2026— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	NZD	310,000	USD	180,553	04/07/2026	$2,382	$—
	PLN	425,000	USD	115,031	04/07/2026	544	—
	SEK	2,680,000	USD	287,205	04/07/2026	4,031	—
	SGD	50,000	USD	39,233	04/07/2026	330	—
	THB	1,910,000	USD	59,547	04/07/2026	1,612	—
	USD	132,527	AUD	190,000	04/07/2026	—	(1,445)
	USD	139,037	CAD	190,000	04/07/2026	—	(2,418)
	USD	433,220	CHF	340,000	04/07/2026	—	(7,773)
	USD	91,911	CZK	1,951,000	04/07/2026	—	(23)
	USD	23,439	CZK	500,000	05/07/2026	118	—
	USD	304,675	EUR	264,000	04/07/2026	540	—
	USD	29,996	EUR	26,000	05/07/2026	106	—
	USD	316,898	GBP	238,000	04/07/2026	—	(1,885)
	USD	17,829	HUF	6,000,000	04/07/2026	207	—
	USD	40,470	ILS	125,000	04/07/2026	—	(704)
	USD	564,150	JPY	89,100,000	04/07/2026	—	(2,493)
	USD	217,502	MXN	3,897,000	04/07/2026	—	(90)
	USD	27,142	MXN	490,000	05/07/2026	126	—
	USD	88,390	NOK	860,000	04/07/2026	426	—
	USD	613,773	NZD	1,055,000	04/07/2026	—	(7,419)
	USD	107,818	PLN	399,000	04/07/2026	—	(335)
	USD	12,003	PLN	45,000	05/07/2026	119	—
	USD	181,105	SEK	1,680,000	04/07/2026	—	(3,593)
	USD	15,659	ZAR	250,000	04/07/2026	—	(890)
	ZAR	510,000	USD	30,473	04/07/2026	345	—
						58,224	(29,818)
Royal Bank of Canada	CAD	250,000	USD	182,538	04/07/2026	2,776	—
	CHF	215,000	USD	279,033	04/07/2026	10,001	—
	EUR	184,000	USD	215,333	04/07/2026	2,607	—
	GBP	96,000	USD	129,047	04/07/2026	1,983	—
	HUF	4,000,000	USD	11,992	04/07/2026	—	(32)
	JPY	14,300,000	USD	90,797	04/07/2026	655	—
	MXN	220,000	USD	12,345	04/07/2026	71	—
	NZD	465,000	USD	268,426	04/07/2026	1,170	—
	SEK	1,510,000	USD	162,180	04/07/2026	2,631	—
	USD	89,338	AUD	130,000	04/07/2026	350	—
	USD	139,153	CAD	190,000	04/07/2026	—	(2,534)
	USD	180,538	CHF	140,000	04/07/2026	—	(5,354)
	USD	48,010	CZK	1,020,000	04/07/2026	30	—
	USD	614,144	EUR	528,000	04/07/2026	—	(3,713)
	USD	91,306	GBP	68,000	04/07/2026	—	(1,302)
	USD	90,619	NOK	860,000	04/07/2026	—	(1,802)
	USD	90,199	SEK	840,000	04/07/2026	—	(1,443)
						22,274	(16,180)
Societe Generale	MXN	700,000	USD	39,322	04/07/2026	269	—
	USD	52,618	CZK	1,089,000	04/07/2026	—	(1,329)
	USD	34,551	MXN	615,000	04/07/2026	—	(241)
						269	(1,570)
Standard Chartered Bank	EUR	26,000	USD	29,979	04/07/2026	—	(80)
	JPY	8,600,000	USD	54,462	04/07/2026	251	—
	JPY	5,600,000	USD	35,246	05/07/2026	—	(145)
	MXN	1,621,000	USD	91,000	04/07/2026	565	—
	NOK	20,000	USD	2,078	04/07/2026	12	—
	NZD	55,000	USD	32,705	04/07/2026	1,094	—
	SGD	177,000	USD	137,599	05/07/2026	—	(414)
	USD	62,055	AUD	89,000	04/07/2026	—	(653)
	USD	130,673	EUR	111,000	04/07/2026	—	(2,344)
	USD	17,624	JPY	2,800,000	04/07/2026	26	—
	USD	137,305	SGD	177,000	04/07/2026	412	—
						2,360	(3,636)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS  — March 31, 2026— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
State Street Bank & Trust Co.	BRL	160,000	USD	30,562	04/02/2026	$—	$(327)
	CHF	440,000	USD	574,215	04/07/2026	23,637	—
	CNY	5,584,000	USD	812,880	04/07/2026	3,737	—
	CNY	5,584,000	USD	809,933	05/07/2026	—	(652)
	EUR	26,000	USD	30,001	04/07/2026	—	(58)
	KRW	82,461,000	USD	54,097	05/07/2026	—	(770)
	MXN	1,290,000	USD	72,411	04/07/2026	443	—
	MXN	533,000	USD	29,620	05/07/2026	—	(41)
	NZD	60,000	USD	35,089	04/07/2026	605	—
	USD	73,540	AUD	105,000	04/07/2026	—	(1,101)
	USD	30,371	BRL	160,000	05/05/2026	331	—
	USD	77,161	CHF	60,000	04/07/2026	—	(2,082)
	USD	808,408	CNY	5,584,000	04/07/2026	735	—
	USD	37,748	CZK	795,000	04/07/2026	—	(306)
	USD	107,918	EUR	94,000	04/07/2026	758	—
	USD	478,964	EUR	415,000	05/07/2026	1,510	—
	USD	6,674	GBP	5,000	04/07/2026	—	(56)
	USD	110,764	GBP	84,000	05/07/2026	413	—
	USD	146,897	JPY	23,300,000	05/07/2026	354	—
	USD	217,991	KRW	329,118,000	04/07/2026	—	(306)
	USD	334,845	KRW	512,320,000	05/07/2026	6,036	—
	USD	101,600	MXN	1,797,000	04/07/2026	—	(1,346)
	USD	70,000	NOK	680,000	04/07/2026	226	—
	USD	146,193	NZD	248,000	04/07/2026	—	(3,657)
	USD	37,685	PLN	140,000	05/07/2026	26	—
						38,811	(10,702)
Toronto Dominion Bank	EUR	107,000	USD	123,407	04/07/2026	—	(298)
	EUR	25,000	USD	28,710	05/07/2026	—	(234)
	NZD	605,189	USD	345,684	04/07/2026	—	(2,144)
	NZD	1,849,000	USD	1,057,251	05/07/2026	—	(6,516)
	THB	580,000	USD	18,017	04/07/2026	424	—
	USD	36,734	CAD	50,000	04/07/2026	—	(781)
	USD	28,669	EUR	25,000	04/07/2026	234	—
	USD	180,739	GBP	137,000	05/07/2026	586	—
	USD	51,642	HUF	16,802,000	04/07/2026	—	(1,135)
	USD	44,597	MXN	796,000	04/07/2026	—	(188)
	USD	1,056,149	NZD	1,849,000	04/07/2026	6,552	—
	USD	346,045	NZD	605,189	05/07/2026	2,133	—
						9,929	(11,296)
UBS AG	AUD	255,000	USD	178,495	04/07/2026	2,570	—
	GBP	23,000	USD	30,835	04/07/2026	392	—
	MXN	587,000	USD	33,390	04/07/2026	642	—
	NOK	612,000	USD	62,443	05/07/2026	—	(754)
	NZD	185,000	USD	107,767	04/07/2026	1,440	—
	SEK	814,000	USD	90,304	04/07/2026	4,296	—
	USD	86,249	AUD	125,000	04/07/2026	—	(11)
	USD	69,846	CHF	55,000	04/07/2026	—	(1,023)
	USD	17,814	CZK	380,000	04/07/2026	83	—
	USD	62,723	EUR	54,000	04/07/2026	—	(292)
	USD	73,989	GBP	55,000	04/07/2026	—	(1,192)
	USD	215,383	JPY	34,421,000	04/07/2026	1,596	—
	USD	52,164	MXN	930,000	04/07/2026	—	(279)
	USD	62,449	NOK	612,000	04/07/2026	755	—
	USD	180,576	NZD	310,000	04/07/2026	—	(2,405)
						11,774	(5,956)
Wells Fargo & Co.	JPY	155,900,000	USD	992,930	04/20/2026	9,100	—
	JPY	150,500,000	USD	966,850	05/11/2026	15,405	—
	USD	39,702	AUD	57,000	04/07/2026	—	(377)
	USD	162,130	GBP	121,000	04/07/2026	—	(1,977)
						24,505	(2,354)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS  — March 31, 2026— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Westpac Banking Corp.	GBP	2,408,000	USD	3,179,427	05/07/2026	$—	$(7,653)
	USD	36,660	CAD	50,000	04/07/2026	—	(708)
	USD	3,179,523	GBP	2,408,000	04/07/2026	7,669	—
						7,669	(8,361)
Unrealized Appreciation (Depreciation)						$960,125	$(320,948)

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNY—Chinese Yuan
COP—Columbian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HUF—Hungarian Forint
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
RON—Romanian Leu
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thailand Baht
USD—United States Dollar
ZAR—South African Rand
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2026 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$1,486,157	$1,850,531	$—	$3,336,688
Agriculture	—	1,744,434	—	1,744,434
Apparel	805,853	940,001	—	1,745,854
Auto Manufacturers	788,110	816,722	—	1,604,832
Banks	4,164,981	2,798,346	—	6,963,327
Building Materials	1,008,551	977,009	—	1,985,560
Cosmetics/Personal Care	—	1,256,904	—	1,256,904
Distribution/Wholesale	1,805,033	1,213,844	—	3,018,877
Electric	—	1,213,314	—	1,213,314
Home Furnishings	—	754,924	—	754,924
Insurance	1,705,473	1,478,374	—	3,183,847
Internet	16,082,863	2,199,420	—	18,282,283
Lodging	—	1,080,806	—	1,080,806
Machinery-Construction & Mining	—	932,156	—	932,156
Machinery-Diversified	1,216,702	857,764	—	2,074,466
Mining	—	2,793,695	—	2,793,695
Miscellaneous Manufacturing	—	1,129,501	—	1,129,501
Oil & Gas Services	—	988,013	—	988,013
Pharmaceuticals	4,648,719	1,383,048	—	6,031,767
Real Estate	—	1,010,825	—	1,010,825
Semiconductors	7,931,268	7,094,263	—	15,025,531
Telecommunications	1,258,193	1,813,384	—	3,071,577
Other Industries	22,904,014	—	—	22,904,014
Corporate Bonds & Notes	—	3,196,696	—	3,196,696
U.S. Government & Agency Obligations	—	24,174,184	—	24,174,184
Foreign Government Obligations	—	24,036,860	—	24,036,860
Unaffiliated Investment Companies:
Exchange-Traded Funds	1,192,334	3,834,581	—	5,026,915
Short-Term Investments	—	1,929,487	—	1,929,487
Repurchase Agreements	—	2,310,000	—	2,310,000
Total Investments at Value	$66,998,251	$95,809,086	$—	$162,807,337
Other Financial Instruments:†
Futures Contracts	$92,066	$—	$—	$92,066
Forward Foreign Currency Contracts	—	960,125	—	960,125
Total Other Financial Instruments	$92,066	$960,125	$—	$1,052,191

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS  — March 31, 2026— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$54,371	$—	$—	$54,371
Forward Foreign Currency Contracts	—	320,948	—	320,948
Total Other Financial Instruments	$54,371	$320,948	$—	$375,319

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2026 — (unaudited)

Note 1 — Security Valuation
  In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
 Level 1 — Unadjusted quoted prices in active markets for identical securities
 Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”)
 Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
 Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
 The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
 The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of March 31, 2026, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
 As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities are generally categorized as Level 2.
 Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but a Portfolio may hold or, from time to time, transact in such securities in smaller, odd lot sizes in which case they may be fair valued in accordance with pricing procedures adopted by the Board.
 Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
 Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
 Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2026 — (unaudited) — (continued)

by independent pricing services, which are derived using daily swap curves and models that incorporate market data and discounted cash flows and are generally categorized as Level 2. Total return and contracts for difference swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using models that incorporate market trades and fair value of the underlying reference instrument and are generally categorized as Level 2.  Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
 Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. Because there is no single standard for making fair value determinations, the Portfolios’ fair determinations may vary from fair value determinations made by other funds for the same securities.
 The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all portfolio investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
Note 2 — Repurchase Agreements
 As of March 31, 2026, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	69.58%	$9,160,000
SA Wellington Strategic Multi-Asset Portfolio	3.42	450,000
 As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
 Bank of America Securities LLC, dated March 31, 2026, bearing interest at a rate of 3.65% per annum, with a principal amount of 13,165,000, a repurchase price of $13,166,335, and a maturity date April 01, 2026. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	4.88%	08/15/2045	$13,362,000	$13,390,779
 As of March 31, 2026, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	69.61%	$9,745,000
SA Wellington Strategic Multi-Asset Portfolio	3.46	485,000
 As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
 Barclays Capital, Inc., dated March 31, 2026, bearing interest at a rate of 3.66% per annum, with a principal amount of $14,000,000, a repurchase price of $14,001,423, and a maturity date of April 1, 2026. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.13%	05/31/2032	$14,072,000	$14,283,044
 As of March 31, 2026, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	69.57%	$9,740,000
SA Wellington Strategic Multi-Asset Portfolio	3.39	475,000
 As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2026 — (unaudited) — (continued)

 BNP Paribas SA, dated March 31, 2026, bearing interest at a rate of  3.66% per annum, with a principal amount of $14,000,000, a repurchase price of $14,001,423, and a maturity date of April 1, 2026. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	3.88%	02/15/2043	$16,050,200	$14,329,390
 As of March 31, 2026, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	69.58%	$9,160,000
SA Wellington Strategic Multi-Asset Portfolio	3.42	450,000
 As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
 Deutsche Bank AG, dated March 31, 2026, bearing interest at a rate of 3.66% per annum, with a principal amount of $13,165,000, a repurchase price of $13,166,338, and a maturity date of  April 1, 2026. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.25%	02/28/2029	$13,280,000	$13,470,178
 As of March 31, 2026, the following Portfolios held an undivided interest in the joint repurchase agreement with RBS Securities, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	69.58%	$9,160,000
SA Wellington Strategic Multi-Asset Portfolio	3.42	450,000
 As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
 RBS Securities, Inc., dated March 31, 2026, bearing interest at a rate of 3.64% per annum, with a principal amount of $13,165,000 a repurchase price of $13,166,331, and a maturity date of April 1, 2026. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.88%	08/15/2034	$13,745,000	$13,441,813
Note 3 — Derivative Instruments
 Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
 Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
 Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2026 — (unaudited) — (continued)

 The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
 Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.
 The following table represents the Portfolio's objectives for using derivative instruments for the period ended March 31, 2026:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Forward Foreign Currency Contracts
SA Goldman Sachs Government and Quality Bond	1	-
SA Wellington Strategic Multi-Asset	1	2

(1)
To manage interest rate risk and the duration of the portfolio.
(2)
To manage foreign currency exchange rate risk.
 Additional information is available in the Trust’s Annual and Semiannual financial statements which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.